Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MIH (Detail) - PLDT Communications and Energy Ventures, Inc. [Member] ₱ in Millions, shares in Millions, $ in Millions									12 Months Ended
	Apr. 05, 2024 USD ($) shares	Apr. 05, 2024 PHP (₱) shares	Dec. 13, 2023 PHP (₱) shares	Apr. 07, 2022 PHP (₱) shares	Jun. 11, 2021 PHP (₱) shares	Mar. 12, 2021 PHP (₱) shares	Dec. 31, 2020 PHP (₱) shares	Mar. 14, 2018 PHP (₱) shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures [Line Items]
Equity interest									37.66%	37.66%
Common Stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold								53.4
Total consideration | ₱								₱ 465
Equity interest								100.00%
Subscription of Ordinary Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold								95.9
Total consideration | ₱								₱ 3,806
Equity interest								100.00%
Class A2 Preference Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold						6.7	7.9
Total consideration | ₱						₱ 447	₱ 544
Equity interest						41.87%	43.97%
Class B Convertible Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold					15.6
Total consideration | ₱					₱ 1,218
Equity interest					38.45%
Class C Convertible Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold				27.2
Total consideration | ₱				₱ 3,252
Equity interest				36.82%
Class C2 Convertible Preference Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold	6.7	6.7	12.3
Total consideration	$ 15.3	₱ 857	₱ 1,563
Equity interest	37.66%	37.66%	36.97%